SHARE BASED PAYMENTS - RSU's (Details) - RSUs	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2022 CAD ($) EquityInstruments
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	707,840	921,356
Awarded	172,301	235,091
Vested and settled (in shares)	(402,430)	(448,607)
Forfeitures during the period	(34,444)
Outstanding, ending balance	443,267	707,840
Number of instruments settled in cash	365,935		365,935
Cash proceeds from settlement of instruments | $	$ 1,732,000	$ 0
Number of instruments expected to be settled in cash	94,063		94,063
Fair value of instruments	$ 351,738		$ 476,394
2022
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	444,301
Outstanding, ending balance		444,301
2023
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	185,179
Outstanding, ending balance	262,738	185,179
2024
Disclosure of Equity Instruments other than options
Outstanding, beginning balance	78,360
Outstanding, ending balance	126,812	78,360
2025
Disclosure of Equity Instruments other than options
Outstanding, ending balance	53,717
After award date year one
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year two
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%
After award date year three
Disclosure of Equity Instruments other than options
Vesting of stock options ( as a percentage)	33.33%